Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Loss
As at June 30, 2021 and December 31, 2020, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2021	2020
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(30,617)	(44,006)
Pension adjustments, net of tax recoveries	(5,147)	(4,877)
	(35,764)	(48,883)